Capital Structure	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Capital Structure	Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2020 and 2019 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $7 million, $5 million and $5 million of interest on debt in 2020, 2019 and 2018, respectively.
The Company had $85 million and $61 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2020 and 2019, respectively.